UAM Funds
FUNDS FOR THE INFORMED INVESTOR   SM
SUPPLEMENT DATED OCTOBER 5, 2000, TO THE
PROSPECTUSES OF THE FOLLOWING PORTFOLIOS:
ACADIAN EMERGING MARKETS PORTFOLIO, ANALYTIC
DEFENSIVE EQUITY FUND, ANALYTIC ENHANCED EQUITY
FUND, ANALYTIC INTERNATIONAL FUND, ANALYTIC
MASTER FIXED INCOME FUND, ANALYTIC SHORT-TERM
GOVERNMENT FUND, BHM&S TOTAL RETURN BOND
PORTFOLIO, C&B BALANCED PORTFOLIO, C&B EQUITY
PORTFOLIO, C&B EQUITY PORTFOLIO FOR TAXABLE
INVESTORS PORTFOLIO, C&B MID CAP EQUITY
PORTFOLIO, CAMBIAR OPPORTUNITY PORTFOLIO,
CHICAGO ASSET MANAGEMENT INTERMEDIATE BOND
PORTFOLIO, CHICAGO ASSET MANAGEMENT
VALUE/CONTRARIAN PORTFOLIO, CLIPPER FOCUS
PORTFOLIO, DSI BALANCED PORTFOLIO, DSI
DISCIPLINED VALUE PORTFOLIO, DSI LIMITED
MATURITY BOND PORTFOLIO, DSI MONEY MARKET
PORTFOLIO, DSI SMALL CAP VALUE PORTFOLIO, FMA
SMALL COMPANY PORTFOLIO, FPA CRESCENT PORTFOLIO,
HEITMAN REAL ESTATE PORTFOLIO, ICM SMALL COMPANY
PORTFOLIO, IRA CAPITAL PRESERVATION PORTFOLIO,
MCKEE DOMESTIC EQUITY PORTFOLIO, MCKEE
INTERNATIONAL EQUITY PORTFOLIO, MCKEE SMALL CAP
EQUITY PORTFOLIO, MCKEE U.S. GOVERNMENT
PORTFOLIO, MJI INTERNATIONAL EQUITY PORTFOLIO,
NWQ SPECIAL EQUITY PORTFOLIO, PELL RUDMAN MID-
CAP GROWTH PORTFOLIO, PIC TWENTY PORTFOLIO,
RICE, HALL JAMES SMALL CAP PORTFOLIO, RICE, HALL
JAMES SMALL/MID CAP PORTFOLIO, SIRACH BOND
PORTFOLIO, SIRACH EQUITY PORTFOLIO, SIRACH
GROWTH PORTFOLIO, SIRACH GROWTH II PORTFOLIO
(FORMERLY, HANSON EQUITY PORTFOLIO), SIRACH
SPECIAL EQUITY PORTFOLIO, SIRACH STRATEGIC
BALANCED PORTFOLIO, STERLING PARTNERS' BALANCED
PORTFOLIO, STERLING PARTNERS' EQUITY PORTFOLIO,
STERLING PARTNERS' SMALL CAP VALUE PORTFOLIO, TJ
CORE EQUITY PORTFOLIO, TS&W EQUITY PORTFOLIO,
TS&W FIXED INCOME PORTFOLIO, TS&W INTERNATIONAL
EQUITY PORTFOLIO AND TS&W INTERNATIONAL OCTAGON
PORTFOLIO (FORMERLY, JACOBS INTERNATIONAL
OCTAGON PORTFOLIO) (EACH A "PORTFOLIO").


Each portfolio's prospectus is hereby
supplemented as follows:

The "Investment Management Section" of each portfolio's prospectus is revised to reflect the following information:

The adviser of each portfolio is an
affiliate of United Asset Management
Corporation ("UAM").  On June 19, 2000,
Old Mutual, plc, a UK-based financial
services group with substantial asset
management, insurance and banking
businesses, and UAM entered into an
agreement for Old Mutual to acquire UAM
through a tender offer and merger. Old
Mutual's tender offer expired at 5:00 p.m.
EDT on September 25, 2000, and Old Mutual accepted shares of UAM representing approximately 93% of the outstanding common stock of UAM. As of that date there was a change in control of UAM, and indirectly of each portfolio's adviser.
This change in control constitutes an
"assignment" of the portfolio's investment advisory agreement under federal law, which caused the agreement to terminate on September 25, 2000. As required by federal law, the portfolio's shareholders will be asked to approve a new investment advisory agreement with the adviser, to take effect upon shareholder approval of the new agreement. The new agreement will be identical to the current agreement in all respects except for its effective and termination dates. The new agreement will have no effect on the contractual advisory fee rate payable by the portfolio. No changes are currently planned which would affect the services being provided to the portfolio.


The following information is hereby added to the section of each portfolio's prospectus called "Shareholder Servicing Arrangements":

UAM Fund Distributors, Inc., the
portfolios' principal underwriter, may
participate in arrangements with selling dealers where the selling dealer waives its right to distribution or shareholder servicing fees for selling portfolio shares or servicing shareholder accounts.
These arrangements typically are intended to avoid duplicate payment of fees, where the selling dealer's transactions are through an omnibus account with a different clearing broker, and that broker is entitled to receive distribution and/or servicing fees from the portfolios.


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